Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
2018 Convertible Bridge Notes
Summary of Liability Components Company's Bridge Notes
The following table summarizes information about the liability components the Company’s 2018 Bridge Notes (in thousands):

2018 Bridge Notes	September 30, 2019	December 31, 2018
Principal amount outstanding	$—	$6,800
Unamortized discount and issuance costs	—	(1,781)

Total current convertible notes payable, net	$—	$5,019

The following table summarizes information about the liability components the Company’s financing arrangement (in thousands):

Bridge Notes	December 31, 2018	December 31, 2017
Principal amount outstanding	$6,800	$—
Unamortized discount and issuance costs	(1,781)	—

Total current convertible notes payable, net	$5,019	$—